Shareholders’ Equity - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) plan shares	Dec. 31, 2019 CAD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Number of dividend reinvestment plans (plan) | plan	2
Gain on redemption of preferred shares	$ 0
Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance | shares	13,915,160
Unexpensed fair value of share option compensation cost	$ 4	$ 5
Aggregate intrinsic value of options exercisable	5	3
Intrinsic value of options outstanding	9	12
Mid-Term Incentive And Deferred Share Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense	16	22
Unrecognized compensation expense	$ 23	22
Minimum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term	6 years
Minimum | Mid-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	36 months
Maximum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term	10 years
Vesting period	4 years
Intrinsic value of options exercised	$ 1	1
Maximum | Mid-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	44 months
Washington Gas
Share-based Compensation Arrangement by Share-based Payment Award
Gain on redemption of preferred shares		$ 4